SCHEDULE OF OTHER INCOME (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Interest earned	$ 6,297	$ 18,056	$ 91,350	$ 98,105	$ 119,480	$ 240,293
R&D tax credits			416,208		33,933
Credit card reward cash back					60,000
Other income					213,413	240,293
Accretion expense	(3,155)	(265,356)	(3,155)	(719,195)		(203,918)
Grant Income	128,430	42,071	210,339	68,026
Loss on derivative liability		(3,010,994)		(546,121)
Interest expense	(13,037)	(251,962)	(25,291)	(545,000)	(1,953,499)	(348,441)
Legal claim expense	(185,833)		(768,086)	1,666,000
Provision for losses on related party transactions		(83,285)		(479,809)	(479,808)	(1,872,334)
Other income	$ (67,298)	$ (3,551,470)	$ (78,635)	$ (457,994)	$ (1,214,796)	$ (11,950,989)